Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Sales revenue	¥ 13,170,519	¥ 14,931,009	¥ 15,888,617
Operating costs and expenses:
Cost of sales	(10,439,689)	(11,851,659)	(12,580,949)
Selling, general and administrative	(1,331,728)	(1,641,590)	(1,774,393)
Research and development	(738,894)	(804,123)	(806,905)
Total operating costs and expenses	(12,510,311)	(14,297,372)	(15,162,247)
Operating profit	660,208	633,637	726,370
Share of profit of investments accounted for using the equity method	272,734	164,203	228,827
Finance income and finance costs:
Interest income	19,805	49,412	48,618
Interest expense	(13,877)	(24,689)	(13,217)
Other, net	(24,817)	(32,645)	(11,223)
Total finance income and finance costs	(18,889)	(7,922)	24,178
Profit before income taxes	914,053	789,918	979,375
Income tax expense	(218,609)	(279,986)	(303,089)
Profit for the year	695,444	509,932	676,286
Profit for the year attributable to:
Owners of the parent	657,425	455,746	610,316
Non-controlling interests	¥ 38,019	¥ 54,186	¥ 65,970
Earnings per share attributable to owners of the parent
Basic and diluted	¥ 380.75	¥ 260.13	¥ 345.99